                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamilton Investment Management LLC
Address: 415 Madison Ave
         New York, NY 10017

Form 13F File Number: 028-10423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Wohlmacher
Title: Chief Operating Officer, Hamilton Investment Management LLC
Phone: (212) 527-8448

Signature, Place, and Date of Signing:


/s/ James Wohlmacher       New York, NY    5-14-04
------------------------   [City, State]    [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -------------------   ---------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:      92

Form 13F Information Table Value Total: 597,749
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

            28-
     ----      -----------------   --------------------
     [Repeat as necessary.]

--------------------------------------------------------------------------------------------
       Name of Issuer           Title or Class      Cusip     Value (000)   Shares/Prin Amnt
--------------------------------------------------------------------------------------------
January 05 Calls on AWE US           Call         685564148         1,575              3,500
ARMSTRONG HOLDINGS INC           Common Stock     042384107            69             52,200
AMERICAN ELECTRIC POWER          Common Stock     025537101         3,520            110,000
AVAYA INC                        Common Stock     053499109         4,802            304,100
A T & T WIRELESS SERVICES        Common Stock     00209A106         8,560            597,800
BOISE CASCADE CORP               Common Stock     097383103         3,764            100,000
CROWN HOLDINGS INC               Common Stock     228368106           399             40,000
CHARTER ONE FIN INC              Common Stock     160903100         6,629            150,000
COMCAST CORP-SPECIAL CL A        Common Stock     20030N200         2,562             92,805
COLE NATIONAL CORP               Common Stock     193290103         1,401             60,000
CHELSEA PROPERTY GROUP INC       Common Stock     163421100         6,522            100,000
PROGRESS ENERGY INC-CVO          Common Stock     743263AA3            64            200,000
DOMINION RESOURCES INC/VA        Common Stock     25746U109         3,469             55,000
DELTA AIR LINES INC              Common Stock     247361108           769            108,000
DUKE ENERGY CORP                 Common Stock     264399106         2,435            120,000
EXELON CORP                      Common Stock     30161N101         3,995            120,000
FIRSTENERGY CORP                 Common Stock     337932107         3,741            100,000
FIRST SENTINEL BANCORP INC       Common Stock     33640T103           951             46,300
GREENPOINT FINANCIAL CORP        Common Stock     395384100           993             25,000
GREAT PLAINS ENERGY INC          Common Stock     391164100         1,931             65,000
IMCLONE SYSTEMS                  Common Stock     45245W109         2,960             34,500
KERYX BIOPHARMACEUTICALS         Common Stock     492515101         2,236            176,658
KOHLS CORP                       Common Stock     500255104         4,879            115,400
MANDALAY RESORT GROUP            Common Stock     562567107        20,173            293,900
MONOLITHIC SYSTEM TECHNOLOGY     Common Stock     609842109         1,506            200,000
NATL COMMERCE FINANCIAL CORP     Common Stock     63545P104         2,925             90,000
NEIGHBORCARE INC                 Common Stock     64015Y104         2,760             88,100
NORTHPOINT COMMUNICATIONS        Common Stock     666610100            --            150,000
NISOURCE INC-SAILS               Common Stock     65473P600           874            346,800
OXFORD HEALTH PLANS INC          Common Stock     691471106         4,128             75,000
OWENS-ILLINOIS INC               Common Stock     690768403         2,413            144,000
BANK ONE CORP                    Common Stock     06423A103         2,967             58,178
P G & E CORP                     Common Stock     69331C108         2,375             85,000
PHARMION CORP                    Common Stock     71715B409         2,935             60,000
PNM RESOURCES INC                Common Stock     69349H107         2,492            120,000
PRICE COMMUNICATIONS CORP        Common Stock     741437305           650             44,064
ROCKFORD CORPORATION             Common Stock     77316P101           121             26,915
SEMPRA ENERGY                    Common Stock     816851109         3,787            110,000
TRAVELERS PROP CASUALT-B         Common Stock     89420G406           273             15,700
TEXAS GENCO HOLDINGS INC         Common Stock     882443104         6,764            150,000
TXU CORP                         Common Stock     873168108         6,482            160,000
VALEANT PHARMACEUTICALS INTE     Common Stock     91911X104         2,800            140,000
WELLPOINT HEALTH NETWORKS        Common Stock     94973H108         6,060             54,100
WESTAR ENERGY INC                Common Stock     95709T100         1,394             70,000
XCEL ENERGY INC                  Common Stock     98389B100         1,838            110,000
AMR CORPORATION                Convertible Bond   001765BB1         2,666          3,200,000
AFFILIATED MANAGERS GRP        Convertible Bond   008252AE8        25,601         20,000,000
AMGEN INC                      Convertible Bond   031162AE0        28,022         38,150,000
ANIXTER INTL INC               Convertible Bond   035290AF2         5,004         10,000,000
CKE RESTAURANTS INC            Convertible Bond   12561EAG0         6,782          4,000,000
CHIPPAC INC                    Convertible Bond   169657AD5         5,386          5,000,000
DANAHER CORP                   Convertible Bond   235851AF9        17,308         22,500,000
ECHOSTAR COMMUNICATIONS        Convertible Bond   278762AG4        15,280         15,000,000
EQUINIX INC                    Convertible Bond   29444UAD8         5,032          4,600,000
FLEMING COMPANIES INC          Convertible Bond   339130AR7             2          1,750,000
GENERAL MILLS INC              Convertible Bond   370334AU8        48,524         68,895,000
HCC INSURANCE HOLDINGS         Convertible Bond   404132AA0        19,870         17,500,000
HCC INSURANCE HOLDINGS         Convertible Bond   404132AB8         2,167          2,000,000
HEADWATERS INC                 Convertible Bond   42210PAA0         1,110          1,000,000
INFINITY INC                   Convertible Bond   45663LAC0           481          1,071,179
INTELLISYNC CORP               Convertible Bond   458176AA2         2,715          3,000,000
KELLSTROM INDS INC             Convertible Bond   488035AC0           348          8,690,000
KELLSTROM INDUSTRIES INC       Convertible Bond   488035AE6           144          3,588,000
MEDICIS PHARMACEUTICAL         Convertible Bond   58470KAA2        14,775         10,000,000
MEDTRONIC INC                  Convertible Bond   585055AB2        49,703         49,000,000
MESA AIR GROUP INC             Convertible Bond   590479AA9         3,356          7,500,000
MESA AIR GROUP INC             Convertible Bond   590479AB7         1,343          3,000,000
NABORS INDUSTRIES INC          Convertible Bond   629568AK2        25,594         27,677,000
NEXTEL COMMUNICATIONS          Convertible Bond   65332VAY9         2,910          3,000,000
NEXTEL PARTNERS INC            Convertible Bond   65333FAL1         4,378          2,000,000
NEXTEL PARTNERS INC            Convertible Bond   65333FAP2         4,864          3,487,000
NEXTEL PARTNERS INC            Convertible Bond   65333FAS6            18             13,000
NORTHWEST AIRLNS CORP          Convertible Bond   667280AD3         3,238          4,000,000
OMNICOM GROUP INC              Convertible Bond   681919AK2         8,254          8,300,000
OMNICOM GROUP                  Convertible Bond   681919AN6         4,386          4,500,000
OMNICOM GROUP                  Convertible Bond   681919AP1        21,930         22,500,000
PALM HARBOR HOMES INC          Convertible Bond   696639AA1         9,651         10,090,000
PEGASUS SOLUTIONS INC          Convertible Bond   705906AB1         2,383          2,460,000
ROCKFORD CORP                  Convertible Bond   77316PAA9         5,000          5,000,000
SCIOS INC                      Convertible Bond   808905AB9         2,340          2,000,000
SEPRACOR INC                   Convertible Bond   817315AR5        10,418          6,000,000
SEPRACOR INC                   Convertible Bond   817315AS3        20,220         11,000,000
SIRIUS SATELLITE RADIO         Convertible Bond   82966UAB9        13,999         14,000,000
TERREMARK WORLDWIDE INC        Convertible Bond   881448AB0         5,000          5,000,000
TOWER AUTOMOTIVE INC           Convertible Bond   891707AH4         5,483          5,000,000
VECTOR GROUP LTD               Convertible Bond   92240MAC2         7,310          8,270,000
VERTEX PHARMACEUTICALS         Convertible Bond   92532FAE0         9,486          9,300,000
WYETH                          Convertible Bond   983024AC4         4,887          5,000,000
BUDGET GROUP CAPITAL TR         Preferred Stock   119001303            --             50,000
WASHINGTON MUT CAP TR I         Preferred Stock   939322848        21,524            400,000
ORBITAL SCIENCE CORP-CW06          Warrant        685564148         4,914              4,000
SUNTERRA CORP-CW07                 Warrant        86787D117            --             42,173

                                                                  597,749

-----------------------------------------------------------------------------------------------------------
       Name of Issuer            Shr/Put/Call     Investment Discretion   Other Managers   Sole Voting Auth
-----------------------------------------------------------------------------------------------------------
January 05 Calls on AWE US           Call                  sole                 N/A                   3,500
ARMSTRONG HOLDINGS INC           Common Stock              sole                 N/A                  52,200
AMERICAN ELECTRIC POWER          Common Stock              sole                 N/A                 110,000
AVAYA INC                        Common Stock              sole                 N/A                 304,100
A T & T WIRELESS SERVICES        Common Stock              sole                 N/A                 597,800
BOISE CASCADE CORP               Common Stock              sole                 N/A                 100,000
CROWN HOLDINGS INC               Common Stock              sole                 N/A                  40,000
CHARTER ONE FIN INC              Common Stock              sole                 N/A                 150,000
COMCAST CORP-SPECIAL CL A        Common Stock              sole                 N/A                  92,805
COLE NATIONAL CORP               Common Stock              sole                 N/A                  60,000
CHELSEA PROPERTY GROUP INC       Common Stock              sole                 N/A                 100,000
PROGRESS ENERGY INC-CVO          Common Stock              sole                 N/A                 200,000
DOMINION RESOURCES INC/VA        Common Stock              sole                 N/A                  55,000
DELTA AIR LINES INC              Common Stock              sole                 N/A                 108,000
DUKE ENERGY CORP                 Common Stock              sole                 N/A                 120,000
EXELON CORP                      Common Stock              sole                 N/A                 120,000
FIRSTENERGY CORP                 Common Stock              sole                 N/A                 100,000
FIRST SENTINEL BANCORP INC       Common Stock              sole                 N/A                  46,300
GREENPOINT FINANCIAL CORP        Common Stock              sole                 N/A                  25,000
GREAT PLAINS ENERGY INC          Common Stock              sole                 N/A                  65,000
IMCLONE SYSTEMS                  Common Stock              sole                 N/A                  34,500
KERYX BIOPHARMACEUTICALS         Common Stock              sole                 N/A                 176,658
KOHLS CORP                       Common Stock              sole                 N/A                 115,400
MANDALAY RESORT GROUP            Common Stock              sole                 N/A                 293,900
MONOLITHIC SYSTEM TECHNOLOGY     Common Stock              sole                 N/A                 200,000
NATL COMMERCE FINANCIAL CORP     Common Stock              sole                 N/A                  90,000
NEIGHBORCARE INC                 Common Stock              sole                 N/A                  88,100
NORTHPOINT COMMUNICATIONS        Common Stock              sole                 N/A                 150,000
NISOURCE INC-SAILS               Common Stock              sole                 N/A                 346,800
OXFORD HEALTH PLANS INC          Common Stock              sole                 N/A                  75,000
OWENS-ILLINOIS INC               Common Stock              sole                 N/A                 144,000
BANK ONE CORP                    Common Stock              sole                 N/A                  58,178
P G & E CORP                     Common Stock              sole                 N/A                  85,000
PHARMION CORP                    Common Stock              sole                 N/A                  60,000
PNM RESOURCES INC                Common Stock              sole                 N/A                 120,000
PRICE COMMUNICATIONS CORP        Common Stock              sole                 N/A                  44,064
ROCKFORD CORPORATION             Common Stock              sole                 N/A                  26,915
SEMPRA ENERGY                    Common Stock              sole                 N/A                 110,000
TRAVELERS PROP CASUALT-B         Common Stock              sole                 N/A                  15,700
TEXAS GENCO HOLDINGS INC         Common Stock              sole                 N/A                 150,000
TXU CORP                         Common Stock              sole                 N/A                 160,000
VALEANT PHARMACEUTICALS INTE     Common Stock              sole                 N/A                 140,000
WELLPOINT HEALTH NETWORKS        Common Stock              sole                 N/A                  54,100
WESTAR ENERGY INC                Common Stock              sole                 N/A                  70,000
XCEL ENERGY INC                  Common Stock              sole                 N/A                 110,000
AMR CORPORATION                Convertible Bond            sole                 N/A               3,200,000
AFFILIATED MANAGERS GRP        Convertible Bond            sole                 N/A              20,000,000
AMGEN INC                      Convertible Bond            sole                 N/A              38,150,000
ANIXTER INTL INC               Convertible Bond            sole                 N/A              10,000,000
CKE RESTAURANTS INC            Convertible Bond            sole                 N/A               4,000,000
CHIPPAC INC                    Convertible Bond            sole                 N/A               5,000,000
DANAHER CORP                   Convertible Bond            sole                 N/A              22,500,000
ECHOSTAR COMMUNICATIONS        Convertible Bond            sole                 N/A              15,000,000
EQUINIX INC                    Convertible Bond            sole                 N/A               4,600,000
FLEMING COMPANIES INC          Convertible Bond            sole                 N/A               1,750,000
GENERAL MILLS INC              Convertible Bond            sole                 N/A              68,895,000
HCC INSURANCE HOLDINGS         Convertible Bond            sole                 N/A              17,500,000
HCC INSURANCE HOLDINGS         Convertible Bond            sole                 N/A               2,000,000
HEADWATERS INC                 Convertible Bond            sole                 N/A               1,000,000
INFINITY INC                   Convertible Bond            sole                 N/A               1,071,179
INTELLISYNC CORP               Convertible Bond            sole                 N/A               3,000,000
KELLSTROM INDS INC             Convertible Bond            sole                 N/A               8,690,000
KELLSTROM INDUSTRIES INC       Convertible Bond            sole                 N/A               3,588,000
MEDICIS PHARMACEUTICAL         Convertible Bond            sole                 N/A              10,000,000
MEDTRONIC INC                  Convertible Bond            sole                 N/A              49,000,000
MESA AIR GROUP INC             Convertible Bond            sole                 N/A               7,500,000
MESA AIR GROUP INC             Convertible Bond            sole                 N/A               3,000,000
NABORS INDUSTRIES INC          Convertible Bond            sole                 N/A              27,677,000
NEXTEL COMMUNICATIONS          Convertible Bond            sole                 N/A               3,000,000
NEXTEL PARTNERS INC            Convertible Bond            sole                 N/A               2,000,000
NEXTEL PARTNERS INC            Convertible Bond            sole                 N/A               3,487,000
NEXTEL PARTNERS INC            Convertible Bond            sole                 N/A                  13,000
NORTHWEST AIRLNS CORP          Convertible Bond            sole                 N/A               4,000,000
OMNICOM GROUP INC              Convertible Bond            sole                 N/A               8,300,000
OMNICOM GROUP                  Convertible Bond            sole                 N/A               4,500,000
OMNICOM GROUP                  Convertible Bond            sole                 N/A              22,500,000
PALM HARBOR HOMES INC          Convertible Bond            sole                 N/A              10,090,000
PEGASUS SOLUTIONS INC          Convertible Bond            sole                 N/A               2,460,000
ROCKFORD CORP                  Convertible Bond            sole                 N/A               5,000,000
SCIOS INC                      Convertible Bond            sole                 N/A               2,000,000
SEPRACOR INC                   Convertible Bond            sole                 N/A               6,000,000
SEPRACOR INC                   Convertible Bond            sole                 N/A              11,000,000
SIRIUS SATELLITE RADIO         Convertible Bond            sole                 N/A              14,000,000
TERREMARK WORLDWIDE INC        Convertible Bond            sole                 N/A               5,000,000
TOWER AUTOMOTIVE INC           Convertible Bond            sole                 N/A               5,000,000
VECTOR GROUP LTD               Convertible Bond            sole                 N/A               8,270,000
VERTEX PHARMACEUTICALS         Convertible Bond            sole                 N/A               9,300,000
WYETH                          Convertible Bond            sole                 N/A               5,000,000
BUDGET GROUP CAPITAL TR         Preferred Stock            sole                 N/A                  50,000
WASHINGTON MUT CAP TR I         Preferred Stock            sole                 N/A                 400,000
ORBITAL SCIENCE CORP-CW06           Warrant                sole                 N/A                   4,000
SUNTERRA CORP-CW07                  Warrant                sole                 N/A                  42,173